CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Preferred Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2013	$ 3,132		$ 7,783	$ 22,910	$ (834)	$ 32,991
Balance (in shares) at Dec. 31, 2013	5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				2,526		2,526
Common Stock Issuance	$ 1,775		7,643			9,418
Common Stock Issuance, Shares	2,840
Preferred Stock Issuance		$ 4,184	2,754			6,938
Preferred Stock Issuance, Shares		2,092
Other comprehensive income (loss)					929	929
Balance at Dec. 31, 2014	$ 4,907	$ 4,184	18,180	25,436	95	52,802
Balance (in shares) at Dec. 31, 2014	7,851	2,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,337		1,337
Additional Paid in Capital			(236)			(236)
Other comprehensive income (loss)					(343)	(343)
Balance at Dec. 31, 2015	$ 4,907	$ 4,184	$ 17,944	$ 26,773	$ (248)	$ 53,560
Balance (in shares) at Dec. 31, 2015	7,851	2,092